Major Customers - Additional Information (Detail) (Top 3 Customers)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Top 3 Customers
Concentration Risk [Line Items]
Percentage of revenues accounted	23.20%	20.00%	37.60%